--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    MARKMAN
                                   MULTIFUNDS

                                             Semi-Annual
                                             Report

                                             June 30, 2002
                                             Unaudited

                                             Conservative Allocation Portfolio

                                             Moderate Allocation Portfolio

                                             Aggressive Allocation Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Inside front cover is intentionally left blank.

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WILL THIS EVER END?

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It wasn't supposed to be like this. For nearly a century--actually, since before
World War I--investors have been able to count on one reliable, constant, and trustworthy pattern. That is, when the economy comes out of a recession and begins to grow, the stock market follows suit and moves up. (In fact, historically, the market most often anticipates a future recovery and begins to go up even before the official end of the recession.) And so earlier this year, in the face of mounting evidence that the economy was on the mend, many observers became more optimistic about returns in 2002. After all, the long-term historic record had been very clear: post recession, while the pace and degree of market recovery has varied, it always has recovered. Until now.

Yet the undeniable fact is still that we are in the midst of an economic expansion. While the torrid 6.5% growth of the first quarter (propelled largely by inventory rebuilding) has moderated, the economy still seems to be chugging along at a healthy and very sustainable rate. Indices of manufacturing and services activity were hitting highs not seen for a couple of years, and consumer confidence reached levels considered unthinkable in the wake of 9/11. To be sure, not all sectors of the economy are moving ahead at the same rate, or even moving at all. Housing and the general broad range of consumer-oriented companies are doing well, but many technology companies can't seem to get things jump-started and telecommunications is still mired in a nuclear winter.

EARNINGS RECOVERY LATER RATHER THAN SOONER

This became evident with the release of first quarter earnings in April. Here we were, presented with the Holy Grail set of investor indicators: low interest rates, low inflation, moderating energy prices, growing productivity, an overall expanding economy and positive consumer sentiment. But what should have been powerful "mojo" for the market fell like water on desert sands. We saw, to our consternation, that the recovery was not being felt by much of corporate America. Indeed, many companies were still giving investors relatively cautious, if not gloomy, earnings guidance for the coming months, with the biggest question mark in the corporate spending

--------------------------------------------------------------------------------
Here we were, presented with the Holy Grail set of investor indicators: low interest rates, low inflation, moderating energy prices, growing productivity, an overall expanding economy and positive consumer sentiment. But what should have been powerful "mojo" for the market fell like water on desert sands.
--------------------------------------------------------------------------------

arena. In reaction, stocks began a swoon in mid-April that has lasted through the end of the second quarter and shows little sign of abating.

Once we saw the reality as it was actually unfolding, we took action in the portfolios to limit our exposure to the most troubled areas of the market, selling off most of our aggressive growth and technology positions in May. By doing so, we avoided a good deal of the subsequent market meltdown, and finished the first half with our volatility profile well below that of the market. Unfortunately by then much damage had already been done.

SCANDALS THROW FUEL ON THE FIRE

Of course, the big "news" story of the first half was the unfolding scandal in corporate governance and accounting. The year began with the Enron revelations, and much of the weakness in the market early in the year was attributed to "Enronitis." The feeling in many quarters was that as ethically ugly as the story was, it was pretty much limited to this one company and would not affect the market longer term.

--------------------------------------------------------------------------------
                                    Markman

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--------------------------------------------------------------------------------

That was incorrect. Subsequent revelations of fraud at other large companies such as World Com have left even veteran, sophisticated investors wondering what they can and cannot trust. As this goes to the very heart of evaluation of corporate worth and investment decision-making, it's no wonder that this has mushroomed into a significant crisis of confidence.

Adding the fuel of disgust to the fire of fraud are the reports of corporate executives selfishly lining their own pockets even as shareholders and employees find their financial lives destroyed. And, as if that isn't enough, there is still the ongoing concern about possible terrorist events--a concern that just adds an underlying element of nervousness to everyone's calculations.

All told, it's a pretty ugly mixture; I'm depressing myself just writing about it!

GOOD NEWS/BAD NEWS

But as I pen this (in the beginning of July) I can't help but conclude that we are in a classic "good news/bad news" period. The bad news is that things are going to get worse. The problems noted above cannot be completely resolved in the near term. And the negative momentum that has built up in the market has created truly awesome downside forces. The good news is that these same forces are creating the values in the market from which will spring the next major advance upward.

Yes, we are in a vicious bear market. It is scary, frustrating and emotionally draining. And it is almost over. We note that in just the past month or so, even those stocks that had seemed to weather the bear well over the past year have finally begun to decline. In fact, as the quarter ended, we were seeing greater declines in the Dow and S&P than in the Nasdaq.

This last phase of almost indiscriminate selling is a pretty clear indication that we are very late in the game. And while I completely expect the market to go lower over the near term as "irrational

--------------------------------------------------------------------------------
I fully anticipate that we will see a panic low sometime this summer. And I fully anticipate that we will grasp that opportunity to increase our market exposure at bargain basement prices.
--------------------------------------------------------------------------------

pessimism" becomes the mood of the day, I see the next few weeks as the beginning of excellent buying opportunities in many areas of the market. I see this period as very similar (with the benefit of 20/20 hindsight) to the February-March 2000 period.

From February 1 through March 10, the Nasdaq exploded for a 1000-point gain, skyrocketing from 4000 to over 5000! Some 25% in a little over a month. And most--not all, but most--market observers were NOT saying that an apocalyptic decline was in the making. Euphoria and optimism ruled the day.

EARLY IS OK

During that brief period, those who sold at 4000 seemed to have really goofed and were chagrined at all the money they left on the table. Yet as time unfolded we could see that this last eruption in prices was just that--the last irrational spurt before the bubble burst. And Nasdaq 4000 eventually looked like a pretty darn good exit point. Today, we may well be in the midst of exactly the same phenomenon--but on the downside. We are seeing an almost irrational meltdown in the prices of even sound companies. And while the market could--and probably will--go lower, with a two-three year time frame Nasdaq 1400 will seem like a pretty darn good entry point.

For 99% of our investing lives, the news and opinions on the market are a mixture of many differing perspectives. At rare moments, though, all the players: institutional investors, the media, the public, even politicians, all begin to sway to the same beat and mouth the same lyrics. In March of 2000 it was siren song of a tech driven New Economy that would produce double-digit returns as far as the eye could see. Today, it's the drums of doom, announcing that foxy crooks have taken over the henhouse of finance and have stolen all our money. History shows very clearly, much to the chagrin of investors, that those are exactly the times we must courageously go against the grain.

You will note, as you review the allocations of our portfolios, that we ended the second quarter with the lowest equity exposure we've had in years. I fully anticipate that we will see a panic low sometime this summer. And I fully anticipate that we will grasp that opportunity to increase our market exposure at bargain basement prices. Bargains and fire sale prices don't present themselves when everyone wants the product. Keep that in mind when you hear the media report how investors are now shunning the market.

--------------------------------------------------------------------------------
                                    Markman

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AGGRESSIVE ALLOCATION PORTFOLIO

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Our  Goal:  To  achieve  high  long-term   growth   consistent  with  reasonable
diversification. A fully invested portfolio, largely stock oriented, will be maintained at all times, thus creating relatively high volatility.

The performance of this Portfolio in the first half of 2002 reflected its relatively aggressive stance during a period of general market malaise. As it became clear that the increases of the fourth quarter of 2001 would not continue, we changed the Portfolio composition to reduce its exposure to potential volatility, but not soon enough to keep it from dropping 27.7% during the first half of the year.

Although we believe we are very close to the bottom of this market, we are remaining relatively cautious with an unusually high percentage of cash and a diversified portfolio of funds. The Portfolio at the beginning of the second half of the year is almost a complete new construction, with only one holdover (Needham Growth Fund) from 2001.

At this point, the Portfolio is approximately 22% cash, 29% small-cap value, 25% large-cap growth, 8% large-cap value, and 16% overseas. Although the performance for the entire six months was less than stellar, we are encouraged that the current portfolio is outpacing the indices as they move downward, yet we are poised to take action when it appears the market is ready to start heading back up.

--------------------------------------------------------------------------------
    PORTFOLIO COMPARISON -- June 30, 2002
    -------------------------------------------------------------------------
                                     Markman Aggressive      Standard & Poors
                                    Allocation Portfolio**      500 Index1
                                    -----------------------------------------
                   Year-to-date            -27.7%                -13.3%
    -------------------------------------------------------------------------
       12 months ending 6/30/01            -39.1%                -18.1%
    -------------------------------------------------------------------------
             3 years annualized            -23.4%                - 9.2%
    -------------------------------------------------------------------------
             5 years annualized             -7.2%                  3.6%
    -------------------------------------------------------------------------
    Annualized since inception*              1.8%                 12.4%
    -------------------------------------------------------------------------
    *  from February 1, 1995
    ** The total returns shown above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. Unlike the Portolios, this index is not managed and its returns do not reflect deductions for fees, expenses or taxes.

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
Markman Aggressive Allocation Portfolio -- June 30, 2002 (unaudited)
---------------------------------------------------------------------------------------

Fund                                          Shares     Market Value       % of Total
---------------------------------------------------------------------------------------
FBR Small Cap Financial Fund Class A         281,717     $  7,099,273             15.9%
---------------------------------------------------------------------------------------
INVESCO Leisure Fund-INV                     172,356        5,851,485             13.1%
---------------------------------------------------------------------------------------
T. Rowe Price Small-Cap Value Fund           229,972        5,758,490             12.9%
---------------------------------------------------------------------------------------
Needham Growth Fund *                        242,540        5,503,235             12.4%
---------------------------------------------------------------------------------------
Rydex Sector Rotation Fund Class H*          398,618        3,782,888              8.5%
---------------------------------------------------------------------------------------
T. Rowe Price New Asia Fund                  539,612        3,556,046              8.0%
---------------------------------------------------------------------------------------
Dreyfus Emerging Markets Fund                226,350        2,752,412              6.2%
---------------------------------------------------------------------------------------
T. Rowe Price Emerging Europe
  & Mediterranean Fund*                       88,465          605,988              1.4%
---------------------------------------------------------------------------------------
Miscellaneous - Money Market Fund                          13,624,482             30.6%
                                                         ------------     ------------
---------------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $50,809,644)                       48,534,299            109.0%
---------------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES, NET                          (4,001,109)            -9.0%
                                                         ------------     ------------
---------------------------------------------------------------------------------------

NET ASSETS                                               $ 44,533,190            100.0%
                                                         ============     =============
* Non-income producing security.        See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                    Markman

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--------------------------------------------------------------------------------

MODERATE ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------
Our Goal: To blend our Conservative and Aggressive approaches in a middle-of-the-road portfolio that aims for higher return than a Conservative approach but lower volatility than an Aggressive stance.

We have always attempted to keep the Moderate Allocation midway between the Aggressive Allocation and the Conservative Allocation by utilizing the best ideas of each, trying to get better returns than the Conservative and lower volatility than the Aggressive. As a result the Moderate Portfolio dropped about 16.9% during the first half of the year.

The equity portion of the Moderate Portfolio is similar to the Aggressive Portfolio except for the Undiscovered Managers REIT Fund, which we purchased last year, and the Wells Fargo S&P REIT Index Fund, which is new to this Portfolio. Until interest rates start to increase, which we do not think will happen this year, REIT funds continue to provide better than market dividends and potential for capital gain.

Our bond component consists of mostly of high-yield bond funds, consistent with the evidence that economic recovery is well under way. We believe that corporate bond defaults have now peaked, that the pressure on high yields from ratings decreases in the investment grade area will subside, and these high yield bond funds will increase in value as fear of economic disaster abates. Recent large corporate bankruptcies have hurt high-yield funds as many investors suspect more credit and accounting problems, but in our opinion this makes these type of investments even more attractive at this point in the cycle. The Portfolio contains three different high-yield bond funds, providing a variety of investment strategies and levels of risk.

In addition to the high-yield bond funds, we have purchased the PIMCO Emerging Markets Bond Fund. You may remember that we owned PIMCO Total Return Bond Fund and that this organization is one of the most respected bond managers around. Emerging Markets, which invests mostly in institutional quality bonds from emerging countries such as Mexico, Brazil, and Russia, promises the potential for high dividend returns and capital appreciation as these fast-growing economies improve their stability relative to more established nations.

--------------------------------------------------------------------------------
    PORTFOLIO COMPARISON -- June 30, 2002
    -------------------------------------------------------------------------
                                     Markman Aggressive      Standard & Poors
                                    Allocation Portfolio**      500 Index1
                                    -----------------------------------------
                   Year-to-date            -16.9%                -13.3%
    -------------------------------------------------------------------------
       12 months ending 6/30/01            -23.1%                -18.1%
    -------------------------------------------------------------------------
             3 years annualized            -16.5%                - 9.2%
    -------------------------------------------------------------------------
             5 years annualized            - 4.2%                  3.6%
    -------------------------------------------------------------------------
    Annualized since inception*              3.1%                 12.4%
    -------------------------------------------------------------------------
    *  from February 1, 1995
    ** The total returns shown above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. Unlike the Portolios, this index is not managed and its returns do not reflect deductions for fees, expenses or taxes.

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
Markman Moderate Allocation Portfolio --  June 30, 2002 (unaudited)
----------------------------------------------------------------------------------------
Fund                                            Shares     Market Value        % of Total
FBR Small-Cap Value Fund Class A                121,232    $  3,055,038             12.5%
----------------------------------------------------------------------------------------
Northeast Investors Trust                       351,161       2,672,338             11.0%
----------------------------------------------------------------------------------------
Undiscovered Managers REIT Fund-INV             155,339       2,496,304             10.2%
----------------------------------------------------------------------------------------
Needham Growth Fund*                            102,649       2,329,107              9.6%
----------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond Fund-INS            265,150       2,325,366              9.5%
----------------------------------------------------------------------------------------
INVESCO Leisure Fund-INV                         69,343       2,252,341              9.2%
----------------------------------------------------------------------------------------
Wells S&P REIT Index fund Class A               221,784       2,104,730              8.6%
----------------------------------------------------------------------------------------
Rydex Sector Rotation Fund Class H*             201,962       1,916,615              7.9%
----------------------------------------------------------------------------------------
T. Rowe Price Small-Cap Value Fund               70,066       1,754,457              7.2%
----------------------------------------------------------------------------------------
Janus High-Yield Fund                           109,512         997,659              4.1%
----------------------------------------------------------------------------------------
Dreyfus Emerging Markets Fund                    77,160         938,271              3.9%
----------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                  147,098         859,055              3.5%
----------------------------------------------------------------------------------------
Miscellaneous - Money Market Fund                               682,379              2.8%
                                                           ------------     ------------
----------------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $25,234,003)                         24,383,660            100.0%
----------------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES, NET                                 6,115              0.0%
                                                           ------------     ------------
----------------------------------------------------------------------------------------

NET ASSETS                                                 $ 24,389,775            100.0%
                                                           ============     ============

* Non-income producing security.          See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                    Markman
4

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--------------------------------------------------------------------------------

CONSERVATIVE ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------
Our Goal: To capture returns close to those of a typical portfolio--cautiously balanced among stocks, bonds, and money market funds--while keeping short-term volatility closer to that of an intermediate bond portfolio.

The Conservative Allocation was down about 9.9% for the first half year, which, considering the significant drop in technology stocks, and the poor performance of the high-yield sector, was not as bad as it could have been.

Like the Moderate Portfolio, the bond portion of the Conservative Portfolio consists mostly of high-yield bond funds, consistent with the evidence that economic recovery is well under way. We believe that corporate bond defaults have now peaked, that the pressure on high yields from ratings decreases in the investment grade area will subside, and these high yield bond funds will increase in value as fear of economic disaster abates.

Recent large corporate bankruptcies have hurt high-yield funds as many investors suspect more credit and accounting problems, but in our opinion, this makes these types of investments even more attractive at this point in the cycle. The Portfolio contains three different high-yield bond funds, providing a variety of investment strategies and levels of risk.

The Conservative Portfolio contains three "equity" funds which act more like bond funds: Stratton Monthly Dividend REIT Fund, Undiscovered Managers REIT Fund and Merger Fund. The first two, as their name suggests, own Real Estate Investment Trusts, which provide relatively high dividends and potential for capital gain. We believe real estate will continue to be a sound investment for the balance of this year.

Merger Fund is unique. It buys stock of companies that are about to be taken over and sells stock of the companies that are making the acquisitions. This provides some isolation from the overall direction of the market and allows Merger Fund to pick up a modest gain with limited risk between the time the acquisition is announced and it is consummated. The fund does its own due diligence to attempt to avoid transactions that won't be completed.

As we did for the Moderate Portfolio, we have acquired the PIMCO Emerging Markets Bond Fund for the Conservative Portfolio. This fund, managed by one of the most respected bond management teams around, invests mostly in institutional quality bonds from emerging countries such as Mexico, Brazil, and Russia, which we believe will result in high dividend returns and capital appreciation as these economies improve relative to more established nations.

As we prepare for the economic conditions which we believe will prevail in the second half of 2002, the Portfolio is well-positioned to benefit, with 31% in high-yield bond funds or money market funds, another 43% in specialized funds that generate dividends, and the remainder allocated among our favorite equity funds.

----------------------------------------------------------------------------------------------------
    PORTFOLIO COMPARISON -- June 30, 2002
    ------------------------------------------------------------------------------------------------
                                     Markman Aggressive      Standard & Poors    Lehman Intermediate
                                    Allocation Portfolio**     500 Index(1)      Govt. Bond Index(2)
                                    ----------------------------------------------------------------
                   Year-to-date            - 9.9%                -13.3%                3.3%
    ------------------------------------------------------------------------------------------------
       12 months ending 6/30/01            -10.1%                -18.1%                8.1%
    ------------------------------------------------------------------------------------------------
             3 years annualized            - 8.6%                - 9.2%                7.5%
    ------------------------------------------------------------------------------------------------
             5 years annualized            - 0.7%                  3.6%                7.1%
    ------------------------------------------------------------------------------------------------
    Annualized since inception*              4.5%                 12.4%                7.3%
    ------------------------------------------------------------------------------------------------

    *  from February 1, 1995
    ** The total returns shown above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 The S&P 500 Index is a widely  recognized,  unmanaged  index of  common  stock prices.
2 The Lehman Intermediate Government Bond Index is generally considered to be representative of the performance of a portfolio of U.S. Government securities of intermediate maturities.

Unlike the Portolios, this indices are not managed and thier returns do not reflect deductions for fees, expenses or taxes.

-----------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
Markman Conservative Allocation Portfolio --  June 30, 2002 (unaudited)
-----------------------------------------------------------------------------------------
Fund                                           Shares      Market Value       % of Total
Stratton Monthly Dividend REIT Shares            58,650    $  1,738,992             12.7%
-----------------------------------------------------------------------------------------
Northeast Investors Trust                       220,930       1,681,280             12.2%
-----------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond Fund-INS            170,133       1,492,067             10.9%
-----------------------------------------------------------------------------------------
The Merger Fund                                 104,661       1,444,323             10.5%
-----------------------------------------------------------------------------------------
FBR Small Cap Financial Fund Class A             55,431       1,396,857             10.1%
-----------------------------------------------------------------------------------------
Needham Growth Fund*                             54,308       1,232,254              9.0%
-----------------------------------------------------------------------------------------
Undiscovered Managers REIT Fund-INV              76,615       1,231,195              9.0%
-----------------------------------------------------------------------------------------
T. Rowe Price Small-Cap Value Fund               46,079       1,153,817              8.4%
-----------------------------------------------------------------------------------------
Janus High-Yield Fund                           109,512         997,659              7.3%
-----------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                  124,495         727,053              5.3%
-----------------------------------------------------------------------------------------
Miscellaneous - Money Market Fund                               620,771              4.5%
                                                           ------------     ------------
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $14,296,970)                         13,716,268             99.9%
-----------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                                13,321              0.1%
                                                           ------------     ------------
-----------------------------------------------------------------------------------------
NET ASSETS                                                 $ 13,729,589            100.0%
                                                           ============     ============
* Non-income producing security.        See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                    Markman

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

=========================================================================================================

STATEMENTS OF ASSETS AND LIABILITIES o June 30, 2002 (Unaudited)

                                                                Markman          Markman          Markman
                                                           Conservative         Moderate       Aggressive
                                                             Allocation       Allocation       Allocation
ASSETS                                                        Portfolio        Portfolio        Portfolio
Investments in securities:
  At acquisition cost .................................    $ 14,296,970     $ 25,234,003     $ 50,809,644
                                                           ============     ============     ============
  At value ............................................    $ 13,716,268     $ 24,383,660     $ 48,534,299
Receivable for capital shares sold ....................           4,029              193              366
Dividends receivable ..................................          33,426           61,677            9,771
Other assets ..........................................             400            1,001            3,580
                                                           ------------     ------------     ------------
    TOTAL ASSETS ......................................      13,754,123       24,446,531       48,548,016
                                                           ------------     ------------     ------------
---------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for capital shares redeemed ...................          12,862           35,735        3,893,984
Other liabilities .....................................             718            1,472           86,728
Payable to affiliates .................................          10,954           19,549           34,114
                                                           ------------     ------------     ------------
    TOTAL LIABILITIES .................................          24,534           56,756        4,014,826
                                                           ------------     ------------     ------------
---------------------------------------------------------------------------------------------------------

NET ASSETS ............................................    $ 13,729,589     $ 24,389,775     $ 44,533,190
                                                           ============     ============     ============
Net assets consist of:
Paid-in capital .......................................    $ 18,993,860     $ 42,933,708     $ 81,658,829
Accumulated net investment income (loss) ..............         348,064          241,371         (235,037)
Accumulated net realized losses from
  security transactions ...............................      (5,031,633)     (17,934,961)     (34,615,257)
Net unrealized depreciation on investments ............        (580,702)        (850,343)      (2,275,345)
                                                           ------------     ------------     ------------
Net Assets ............................................    $ 13,729,589     $ 24,389,775     $ 44,533,190
                                                           ============     ============     ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)       1,622,724        3,380,361        5,814,020
                                                           ============     ============     ============
Net asset value, redemption price and offering price
  per share ...........................................    $       8.46     $       7.22     $       7.66
                                                           ============     ============     ============

See accompanying notes to financial statements.

=========================================================================================================

STATEMENTS OF OPERATIONS o For the Six Months Ended June 30, 2002 (Unaudited)

                                                                Markman          Markman          Markman
                                                           Conservative         Moderate       Aggressive
                                                             Allocation       Allocation       Allocation
                                                              Portfolio        Portfolio        Portfolio
INVESTMENT INCOME
  Dividend  income ....................................    $    326,129     $    383,471     $     16,790
                                                           ------------     ------------     ------------

EXPENSES
  Investment advisory fees ............................          65,558          135,150          244,877
  Independent trustees' fees ..........................           6,950            6,950            6,950
  Interest expense ....................................              --            1,725            1,268
                                                           ------------     ------------     ------------
    TOTAL EXPENSES ....................................          72,508          143,825          253,095
  Expenses reimbursed by the Adviser ..................              --           (1,725)          (1,268)
                                                           ------------     ------------     ------------
    NET EXPENSES ......................................          72,508          142,100          251,827
                                                           ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS) ..........................         253,621          241,371         (235,037)
                                                           ------------     ------------     ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized losses from security transactions ......      (1,833,989)      (5,964,948)      (7,901,844)
  Net change in unrealized appreciation/
    depreciation on investments .......................          21,758          120,186       (8,869,603)
                                                           ------------     ------------     ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS .....      (1,812,231)      (5,844,762)     (16,771,447)
                                                           ------------     ------------     ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ............    $ (1,558,610)    $ (5,603,391)    $(17,006,484)
                                                           ============     ============     ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                    Markman
6

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                           Markman Conservative                      Markman Moderate
                                                           Allocation Portfolio                  Allocation Portfolio

                                            Six Months Ended         Year ended   Six Months Ended         Year ended
                                               June 30, 2002      Dec. 31, 2001      June 30, 2002      Dec. 31, 2001
                                                 (Unaudited)                           (Unaudited)
FROM OPERATIONS:
  Net investment income (loss) ...........    $      253,621     $      864,069     $      241,371      $   1,011,430
  Net realized gains (losses)
    from security transactions ...........        (1,833,989)        (3,005,115)        (5,964,948)       (11,852,918)
  Capital gain distributions from
    other investment companies ...........                --            105,514                 --                 --
  Net change in unrealized appreciation/
    depreciation on investments ..........            21,758         (1,086,273)           120,186         (4,046,545)
                                              --------------     --------------     --------------      -------------
Net decrease in net assets from operations        (1,558,610)        (3,121,805)        (5,603,391)       (14,888,033)
                                              --------------     --------------     --------------      -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income ...            (1,851)          (867,770)                --           (982,935)
                                              --------------     --------------     --------------      -------------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ..............           937,158          1,994,011          1,240,862          9,363,740
  Net asset value of shares issued in
    reinvestment of distributions to
    shareholders .........................             1,851            852,846                 --            967,122
  Payments for shares redeemed ...........        (2,227,008)        (7,482,830)        (8,793,776)       (21,486,175)
                                              --------------     --------------     --------------      -------------
Net decrease in net assets
  from capital share transactions ........        (1,287,999)        (4,635,973)        (7,552,914)       (11,155,313)
                                              --------------     --------------     --------------      -------------

TOTAL DECREASE IN NET ASSETS .............        (2,848,460)        (8,625,548)       (13,156,305)       (27,026,281)

NET ASSETS:
  Beginning of period ....................        16,578,049         25,203,597         37,546,080         64,572,361
                                              --------------     --------------     --------------      -------------
  End of period ..........................    $   13,729,589     $   16,578,049     $   24,389,775      $  37,546,080
                                              ==============     ==============     ==============      =============

UNDISTRIBUTED NET INVESTMENT INCOME ......    $      348,064     $       96,294     $      241,371      $          --
                                              ==============     ==============     ==============      =============

                                                             Markman Aggressive
                                                           Allocation Portfolio

                                            Six Months Ended         Year ended
                                               June 30, 2002      Dec. 31, 2001
                                                 (Unaudited)
FROM OPERATIONS:
  Net investment income (loss) ...........    $     (235,037)    $     (684,030)
  Net realized gains (losses)
    from security transactions ...........        (7,901,844)       (24,868,827)
  Capital gain distributions from
    other investment companies ...........                --                 --
  Net change in unrealized appreciation/
    depreciation on investments ..........        (8,869,603)       (12,610,675)
                                              --------------     --------------
Net decrease in net assets from operations       (17,006,484)       (38,163,532)
                                              --------------     --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income ....                --                 --
                                              --------------     --------------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ..............        80,990,579         15,698,230
  Net asset value of shares issued in
    reinvestment of distributions to
    shareholders .........................                --                 --
 Payments for shares redeemed ............       (85,110,462)       (23,545,316)
                                              --------------     --------------
Net decrease in net assets
  from capital share transactions ........        (4,119,883)        (7,847,086)
                                              --------------     --------------

TOTAL DECREASE IN NET ASSETS .............       (21,126,367)       (46,010,618)

NET ASSETS:
  Beginning of period ....................        65,659,557        111,670,175
                                              --------------     --------------
  End of period ..........................    $   44,533,190     $   65,659,557
                                              ==============     ==============
UNDISTRIBUTED NET INVESTMENT INCOME ......    $           --     $           --
                                              ==============     ==============

See accompanying notes to financial statements.

================================================================================

MARKMAN MULTIFUND TRUST
MARKMAN CONSERVATIVE  ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                    Six Months ended        Year ended     Year ended     Year ended     Year ended     Year ended
                                       June 30, 2002      December 31,   December 31,   December 31,   December 31,   December 31,
                                         (Unaudited)              2001           2000           1999           1998           1997

Net asset value at beginning of period    $     9.39        $    11.32     $    14.18     $    12.33     $    11.82     $    11.49
                                          ----------        ----------     ----------     ----------     ----------     ----------
Income from investment operations:
  Net investment income                         0.00              0.57           0.33           0.55           0.25           0.33
  Net realized and unrealized gains
    (losses) on investments                    (0.93)            (1.98)         (2.71)          2.53           1.03           1.31
                                          ----------        ----------     ----------     ----------     ----------     ----------
Total from investment operations               (0.93)            (1.41)         (2.38)          3.08           1.28           1.64
                                          ----------        ----------     ----------     ----------     ----------     ----------
Less distributions:
  Dividends from net investment income            --             (0.52)         (0.25)         (0.49)         (0.28)         (0.30)
  Distributions in excess of net
    Investment income                             --                --             --             --          (0.02)         (0.15)
  Distributions from net realized gains           --                --          (0.23)         (0.74)         (0.47)         (0.86)
                                          ----------        ----------     ----------     ----------     ----------     ----------
Total distributions                               --             (0.52)         (0.48)         (1.23)         (0.77)         (1.31)
                                          ----------        ----------     ----------     ----------     ----------     ----------

Net asset value at end of period          $     8.46        $     9.39     $    11.32     $    14.18     $    12.33     $    11.82
                                          ==========        ==========     ==========     ==========     ==========     ==========
Total return                                  (9.90%)(A)       (12.47%)       (16.81%)        24.97%         10.83%         14.27%
                                          ==========        ==========     ==========     ==========     ==========     ==========
Net assets at end of period (000's)       $   13,730        $   16,578     $   25,207     $   34,599     $   30,467     $   36,680
                                          ==========        ==========     ==========     ==========     ==========     ==========

Ratio of expenses to average net assets        0.95%(B)          0.95%          0.95%          0.95%          0.95%          0.95%

Ratio of net investment income to
  average net assets                           3.33%(B)          4.44%          2.23%          3.89%          1.70%          2.38%

Portfolio turnover rate                         132%(B)           147%            95%            78%           165%            48%

(A)  Not annualized.
(B)  Annualized.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

MARKMAN MULTIFUND TRUST
MARKMAN MODERATE ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                    Six Months ended        Year ended     Year ended     Year ended     Year ended     Year ended
                                       June 30, 2002      December 31,   December 31,   December 31,   December 31,   December 31,
                                         (Unaudited)              2001           2000           1999           1998           1997

Net asset value at beginning of period    $     8.69        $    11.67     $    16.69     $    13.35     $    11.90     $    11.49
                                          ----------        ----------     ----------     ----------     ----------     ----------

Income from investment operations:
  Net investment income                         0.07              0.24           0.11           0.31           0.12           0.26
  Net realized and unrealized gains
    (losses) on investments                    (1.54)            (2.98)         (4.35)          4.43           2.06           1.96
                                          ----------        ----------     ----------     ----------     ----------     ----------
Total from investment operations               (1.47)            (2.74)         (4.24)          4.74           2.18           2.22
                                          ----------        ----------     ----------     ----------     ----------     ----------
Less distributions:
  Dividends from net investment income            --             (0.24)         (0.10)         (0.29)         (0.12)         (0.26)
  Distributions in excess of net
    investment income                             --                --             --             --          (0.04)         (0.21)
  Distributions from net realized gains           --                --          (0.68)         (1.11)         (0.57)         (1.34)
                                          ----------        ----------     ----------     ----------     ----------     ----------
Total distributions                               --             (0.24)         (0.78)         (1.40)         (0.73)         (1.81)
                                          ----------        ----------     ----------     ----------     ----------     ----------

Net asset value at end of period          $     7.22        $     8.69     $    11.67     $    16.69     $    13.35     $    11.90
                                          ==========        ==========     ==========     ==========     ==========     ==========
Total return                                 (16.92%)(A)       (23.54%)       (25.38%)        35.49%         18.32%         19.38%
                                          ==========        ==========     ==========     ==========     ==========     ==========
Net assets at end of period (000's)       $   24,390        $   37,546     $   64,572     $  100,799     $   83,799     $   86,388
                                          ==========        ==========     ==========     ==========     ==========     ==========
Ratio of net expenses to average net
  assets                                       0.95%(B)          0.95%          0.95%          0.95%          0.95%          0.95%

Ratio of gross expenses to average net
  assets                                       0.96%(B)          0.95%          0.95%          0.95%          0.95%          0.95%
Ratio of net investment income to
  average net assets                           1.62%(B)          2.32%          0.64%          1.98%          0.84%          1.96%
Portfolio turnover rate                         174%(B)           162%           142%            68%           117%            82%

(A)  Not annualized.
(B)  Annualized.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------

MARKMAN MULTIFUND TRUST
MARKMAN AGGRESSIVE ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                    Six Months ended        Year ended     Year ended     Year ended     Year ended     Year ended
                                       June 30, 2002      December 31,    December 31,  December 31,    December 31,   December 31,
                                         (Unaudited)              2001           2000           1999           1998           1997

Net asset value at beginning of period    $    10.60        $    16.13     $    22.20     $    16.01     $    12.74     $    12.26
                                          ----------        ----------     ----------     ----------     ----------     ----------

Income from investment operations:
  Net investment income (loss)                 (0.04)            (0.11)         (0.19)         (0.13)         (0.09)          0.01
  Net realized and unrealized gains
    (losses) on investments                    (2.90)            (5.42)         (5.88)          8.12           3.42           2.32
                                          ----------        ----------     ----------     ----------     ----------     ----------
Total from investment operations               (2.94)            (5.53)         (6.07)          7.99           3.33           2.33
                                          ----------        ----------     ----------     ----------     ----------     ----------
Less distributions:
Dividends from net investment income              --                --             --             --             --          (0.01)
  Distributions in excess of net
    investment income                             --                --             --             --             --          (0.19)
  Distributions from net realized gains           --                --             --          (1.80)         (0.06)         (1.65)
                                          ----------        ----------     ----------     ----------     ----------     ----------
Total distributions                               --                --             --          (1.80)         (0.06)         (1.85)
                                          ----------        ----------     ----------     ----------     ----------     ----------

Net asset value at end of period          $     7.66        $    10.60     $    16.13     $    22.20     $    16.01     $    12.74
                                          ==========        ==========     ==========     ==========     ==========     ==========
Total return                                 (27.74%)(A)       (34.28%)       (27.34%)        49.88%         26.17%         18.96%
                                          ==========        ==========     ==========     ==========     ==========     ==========
Net assets at end of period (000's)       $   44,533        $   65,660     $  111,670     $  136,362     $   91,615     $   84,401
                                          ==========        ==========     ==========     ==========     ==========     ==========
Ratio of net expenses to average net
  assets                                       0.95%(B)          0.95%          0.95%          0.95%          0.95%          0.95%

Ratio of net investment income (loss)
  to average net assets                      (0.89%)(B)        (0.89%)        (0.92%)        (0.76%)        (0.62%)         0.05%
Portfolio turnover rate                        242%(B)           177%           106%           56%            101%           141%

(A)  Not annualized.
(B)  Annualized.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman
8

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

Markman MultiFund Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end non-diversified management investment company. The Trust was organized as a Massachusetts business trust on September 7, 1994. The Trust offers three series of shares to investors: the Markman Conservative Allocation Portfolio, the Markman Moderate Allocation Portfolio and the Markman Aggressive Allocation Portfolio (collectively, the Funds). The Trust was capitalized on November 28, 1994, when the Funds' investment adviser, Markman Capital Management, Inc. (the Adviser), purchased the initial shares of each Fund at $10.00 per share. The public offering of shares of such Funds commenced on January 26, 1995. The Trust had no operations prior to the public offering of shares except for the initial issuance of shares to the Adviser.

The Markman Conservative Allocation Portfolio seeks to provide current income and low to moderate growth of capital. The Markman Moderate Allocation Portfolio seeks growth of capital and a reasonable level of current income. The Markman Aggressive Allocation Portfolio seeks capital appreciation without regard to current income.

The following is a summary of the Trust's significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Shares of open-end, management investment companies (mutual funds) in which the Funds invest are valued at their respective net asset values as determined under the 1940 Act. Such mutual funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the Board of Trustees or Directors of the underlying mutual fund. Money market funds in which the Funds also invest generally value securities in their portfolios on an amortized cost basis, which approximates market.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of that Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund are equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. For financial reporting purposes, the Funds record distributions of short-term and long-term capital gains made by mutual funds in which the Funds invest as realized gains. For tax purposes, the short-term portion of such distributions is treated as dividend income by the Funds.

Distributions to shareholders -- Distributions to shareholders arising from each Fund's net investment income and net realized capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Each of the Funds files a tax return annually using tax accounting methods required under provisions of the Code which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of short-term gain distributions made by mutual funds in which the Funds invest, the deferral of certain losses under Federal income tax regulations and the use of equalization debits and credits for Federal income tax purposes. Accordingly, the amount of net investment income and net realized capital gain or loss reported in the financial statements may differ from that reported in the Fund's tax return and, consequently, the character of distributions to shareholders reported in the Statements of Changes in Net Assets and the Financial Highlights may differ from that reported to shareholders for federal income tax purposes. As a result of such differences, reclassifications are made to the components of net assets to conform to generally accepted accounting principles.

2.   INVESTMENT TRANSACTIONS

During the six months ended June 30, 2002, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $9,918,840 and $11,403,099, respectively, for the Markman Conservative Allocation Portfolio, $25,837,735 and $33,279,349, respectively, for the Markman Moderate Allocation Portfolio, and $61,265,298 and $73,804,850, respectively, for the Markman Aggressive Allocation Portfolio.

3.   TRANSACTIONS WITH AFFILIATES

The Chairman of the Board and President of the Trust is also the President of Markman Capital Management, Inc. (the Adviser). Certain other Trustees and officers of the Trust are also officers of the Adviser or of Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AGREEMENT The Funds' investments are managed by the Adviser pursuant to the terms of an Investment Management Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of each Fund's average daily net assets. The Adviser pays all operating expenses of the Funds except brokerage commissions, taxes, interest, fees and

--------------------------------------------------------------------------------
                                    Markman

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

expenses of independent Trustees and any extraordinary expenses. In addition, the Adviser is contractually obligated to reduce its investment management fee in an amount equal to each Fund's allocable portion of the fees and expenses of the Trust's independent Trustees.

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENT Under the terms of the Administration, Accounting, and Transfer Agency Agreement between the Trust, the Adviser and IFS, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for each of the Funds. IFS supervises the preparation of tax returns for the Funds, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. In addition, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. IFS also calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, the Adviser, out of its investment management fee, pays IFS a monthly base fee, an asset-based fee, and a fee based on the number of shareholder accounts. In addition, the Adviser pays out-of-pocket expenses including, but not limited to, postage and supplies.

4.   BANK LOANS

The Trust has an unsecured $10,000,000 bank line of credit; borrowings under this arrangement bear interest at a rate determined by the bank at the time of borrowing. No compensating balances are required. At June 30, 2002, no Funds in the Trust had outstanding borrowings under the line of credit. During the six months ended June 30, 2002, the following Funds in the Trust utilized the bank line of credit:

                                                       MARKMAN       MARKMAN
                                                       MODERATE      AGGRESSIVE
                                                       ALLOCATION    ALLOCATION
                                                       PORTFOLIO     PORTFOLIO

Average daily amount of debt outstanding ...........   $  189,268   $   95,875
Average daily capital shares outstanding ...........    3,749,838    5,830,831
Average amount of debt per share outstanding .......   $     0.05   $     0.02
Maximum amount outstanding .........................   $2,284,045   $3,280,613
Weighted average interest rate .....................         2.31%        2.28%

For the six months ended June 30, 2002, the Markman Moderate Allocation Portfolio and the Markman Aggressive Allocation Portfolio incurred and the Adviser reimbursed $1,725 and $1,268, respectively, of interest expense on such borrowings.

================================================================================

The following information is computed on a tax basis for each item as of June 30, 2002:

                                 MARKMAN          MARKMAN          MARKMAN
                                 CONSERVATIVE     MODERATE         AGGRESSIVE
                                 ALLOCATION       ALLOCATION       ALLOCATION
                                 PORTFOLIO        PORTFOLIO        PORTFO

Cost of portfolio investments    $ 14,309,584     $ 25,250,519     $ 50,819,895
                                 ============     ============     ============
Gross unrealized appreciation    $    337,816     $    645,028     $    649,272
Gross unrealized depreciation        (931,132)      (1,511,887)      (2,934,868)
                                 ------------     ------------     ------------
Net unrealized depreciation .    $   (593,316)    $   (866,859)    $ (2,285,596)
                                 ============     ============     ============
Capital loss carryforward ...    $ (3,157,832)    $(11,492,567)    $(25,416,214)
                                 ============     ============     ============
Undistributed ordinary income    $    348,064     $    241,371     $         --
                                 ============     ============     ============

================================================================================

All of the capital loss carryforwards expire in 2009 except for $1,831,752 expiring in 2008 for the Markman Aggressive Allocation Portfolio.

The tax character of distributions paid for the periods ended June 30, 2002 and December 31, 2001 was as follows:

                                 Markman Conservative       Markman Moderate      Markman Aggressive
                                 Allocation Portfolio    llocation Portfolio    Allocation Portfolio

                                    2002        2001        2002        2001        2002        2001

From ordinary income .......    $  1,851    $867,770    $     --    $982,935    $     --    $     --
From long-term capital gains          --          --          --          --          --          --
From capital ...............          --          --          --          --          --          --
                                --------    --------    --------    --------    --------    --------
                                $  1,851    $867,770    $     --    $982,935    $     --    $     --
                                ========    ========    ========    ========    ========    ========

================================================================================

5.   FUND SHARE TRANSACTIONS

Proceeds and payments from capital share transactions as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods ended June 30, 2002 and December 31, 2001.

                                             Markman Conservative                Markman Moderate              Markman Aggressive
                                             Allocation Portfolio            Allocation Portfolio            Allocation Portfolio
                                             2002            2001            2002            2001            2002            2001
Shares sold .....................         106,414         202,071         150,215       1,011,743       9,420,264       1,443,362
Shares Issued in reinvestment of
  distributions to shareholders .             197          90,825              --         111,291              --              --
Shares redeemed .................        (249,941)       (752,955)     (1,089,888)     (2,333,938)     (9,802,122)     (2,172,694)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in shares
  outstanding ...................        (143,330)       (460,059)       (939,673)     (1,210,904)       (381,858)       (729,332)
Shares outstanding, beginning of
    period ......................       1,766,054       2,226,113       4,320,034       5,530,938       6,195,878       6,925,210
                                     ------------    ------------    ------------    ------------    ------------    ------------
Shares outstanding, end of period       1,622,724       1,766,054       3,380,361       4,320,034       5,814,020       6,195,878
                                     ============    ============    ============    ============    ============    ============

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                                    Markman
10

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STAY INFORMED

--------------------------------------------------------------------------------
PORTFOLIO/STRATEGY UPDATE
800-975-5463
Bob Markman's weekly
market overview and MultiFund activity report.

ONLINE
www.markman.com
Check for net asset values and more.

PRICELINE
800-536-8679
Up-to-the-minute net asset values and account values.

HELPLINE
800-707-2771
For a prospectus, an appli-cation form, assistance in completing an application, or for general administrative questions.

--------------------------------------------------------------------------------
WEBSITE PROVIDES UPDATES ON-LINE
For expanded performance information, portfolio allocations updated regularly, on-line access to the Prospectus and forms, and other helpful information, log on to the MultiFunds web site at: www.markman.com
--------------------------------------------------------------------------------

THESE FORMS ARE AVAILABLE:

o    Account Application

o    IRA Application

o    Roth IRA Application

o    IRA transfer request

o    Roth IRA Conversion Request

o    Dollar Cost Averaging Application

o    Systematic Withdrawal Plan Request

o    Automatic Investment Request

o    Company Retirement Account Application

o    Company Retirement Plan Prototype
     [includes Profit Sharing, Money Purchase, 401(k)]

o    403(b) Plan and Application

The minimum DIRECT investment is $25,000. If you want to invest less than $25,000, you may purchase the Markman MultiFunds through: Charles Schwab & Company (800-266-5623), Fidelity Investments (800-544-7558), and TD Waterhouse (800-934-4443), among others. There is no transaction fee when you purchase the Markman MultiFunds through these discount brokers.

For  additional  forms or answers to any  questions  just  contact  the  Markman
MultiFunds  (between  the  hours  of  8:30  AM  and  5:30  PM  EST).  Toll-free:
800-707-2771.

--------------------------------------------------------------------------------

MARKMAN
MULTIFUNDS
----------
For investors too smart
to do it themselves

INVESTMENT ADVISER
Markman Capital Management, Inc.
6600 France Avenue South
Minneapolis, Minnesota 55435
Telephone: 952-920-4848
Toll-free: 800-395-4848

SHAREHOLDER SERVICES
c/o Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 54201-5354
Toll-free: 800-707-2771

Authorized for distribution only if preceded or accompanied by a current prospectus.

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                                    Markman

                                                                              11
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

MARKMAN
MULTIFUNDS
----------
For investors too smart           FIRST CLASS
to do it themselves

6600 France Avenue South
Minneapolis, Minnesota 55435

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